Operations (Detail)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Ultrapar Mobilidade Ltda.
Disclosure of subsidiaries [line items]
Subsidiary	[1]	Ultrapar Mobilidade Ltda.
Location	[1]	Brazil
Segment	[1]	Ipiranga
Direct control	[1]	100.00%	100.00%	0.00%
Indirect control	[1]	0.00%	0.00%	0.00%
Centro de Conveniências Millennium Ltda. and subsidiaries [Member]
Disclosure of subsidiaries [line items]
Subsidiary	[2]	Centro de Conveniências Millennium Ltda. and subsidiaries
Location	[2]	Brazil
Segment	[2]	Ipiranga
Direct control	[2]	0.00%	0.00%	100.00%
Indirect control	[2]	100.00%	100.00%	0.00%
Neodiesel Ltda. [member]
Disclosure of subsidiaries [line items]
Subsidiary	[3]	Neodiesel Ltda.
Location	[3]	Brazil
Segment	[3]	Ipiranga
Direct control	[3]	0.00%	0.00%	0.00%
Indirect control	[3]	100.00%	0.00%	0.00%
Serra Diesel Transportador Revendedor Retalhista Ltda.
Disclosure of subsidiaries [line items]
Subsidiary	[4]	Serra Diesel Transportador Revendedor Retalhista Ltda.
Location	[4]	Brazil
Segment	[4]	Ipiranga
Direct control	[4]	0.00%	0.00%	0.00%
Indirect control	[4]	60.00%	60.00%	0.00%
IPP [member]
Disclosure of subsidiaries [line items]
Subsidiary	[5]	Ipiranga Produtos de Petróleo S.A.
Location	[5]	Brazil
Segment	[5]	Ipiranga
Direct control	[5]	0.00%	100.00%	100.00%
Indirect control	[5]	100.00%	0.00%	0.00%
am/pm Comestveis Ltda [member]
Disclosure of subsidiaries [line items]
Subsidiary		am/pm Comestíveis Ltda.
Location		Brazil
Segment		Ipiranga
Direct control		0.00%	0.00%	0.00%
Indirect control		100.00%	100.00%	100.00%
Glazed Brasil S.A. [member]
Disclosure of subsidiaries [line items]
Subsidiary	[6]	Glazed Brasil S.A.
Location	[6]	Brazil
Segment	[6]	Ipiranga
Direct control	[6]	0.00%	0.00%	0.00%
Indirect control	[6]	55.00%	0.00%	0.00%
Icorban Correspondente Bancrio Ltda [member]
Disclosure of subsidiaries [line items]
Subsidiary	[7]	Icorban - Correspondente Bancário Ltda.
Location	[7]	Brazil
Segment	[7]	Ipiranga
Direct control	[7]	0.00%	0.00%	0.00%
Indirect control	[7]	0.00%	100.00%	100.00%
Ipiranga Trading Limited [member]
Disclosure of subsidiaries [line items]
Subsidiary		Ipiranga Trading Limited
Location		British Virgin Islands
Segment		Ipiranga
Direct control		0.00%	0.00%	0.00%
Indirect control		100.00%	100.00%	100.00%
Tropical Transportes Ipiranga Ltda [member]
Disclosure of subsidiaries [line items]
Subsidiary	[8]	Tropical Transportes Ipiranga Ltda.
Location	[8]	Brazil
Segment	[8]	Ipiranga
Direct control	[8]	0.00%	0.00%	0.00%
Indirect control	[8]	0.00%	100.00%	100.00%
Ipiranga Imobiliria Ltda [member]
Disclosure of subsidiaries [line items]
Subsidiary		Ipiranga Imobiliária Ltda.
Location		Brazil
Segment		Ipiranga
Direct control		0.00%	0.00%	0.00%
Indirect control		100.00%	100.00%	100.00%
Ipiranga Logstica Ltda [member]
Disclosure of subsidiaries [line items]
Subsidiary		Ipiranga Logística Ltda.
Location		Brazil
Segment		Ipiranga
Direct control		0.00%	0.00%	0.00%
Indirect control		100.00%	100.00%	100.00%
Oil Trading [member]
Disclosure of subsidiaries [line items]
Subsidiary		Oil Trading Importadora e Exportadora Ltda.
Location		Brazil
Segment		Ipiranga
Direct control		0.00%	0.00%	0.00%
Indirect control		100.00%	100.00%	100.00%
Iconic Lubrificantes S.A [member]
Disclosure of subsidiaries [line items]
Subsidiary		Iconic Lubrificantes S.A.
Location		Brazil
Segment		Ipiranga
Direct control		0.00%	0.00%	0.00%
Indirect control		56.00%	56.00%	56.00%
Integra Frotas Ltda [member]
Disclosure of subsidiaries [line items]
Subsidiary		Integra Frotas Ltda.
Location		Brazil
Segment		Ipiranga
Direct control		0.00%	0.00%	0.00%
Indirect control		100.00%	100.00%	100.00%
Irupé Biocombustíveis Ltda.
Disclosure of subsidiaries [line items]
Subsidiary	[9]	Irupé Biocombustíveis Ltda
Location	[9]	Brazil
Segment	[9]	Ipiranga
Direct control	[9]	0.00%	0.00%	0.00%
Indirect control	[9]	100.00%	100.00%	0.00%
Ipiranga Trading North America LLC. [member]
Disclosure of subsidiaries [line items]
Subsidiary	[10]	Ipiranga Trading North America LLC.
Location	[10]	United States
Segment	[10]	Ipiranga
Direct control	[10]	0.00%	0.00%	0.00%
Indirect control	[10]	100.00%	0.00%	0.00%
Ipiranga Trading Middle East DMCC [member]
Disclosure of subsidiaries [line items]
Subsidiary		Ipiranga Trading Middle East DMCC
Location		Dubai
Segment		Ipiranga
Direct control		0.00%	0.00%	0.00%
Indirect control		100.00%	0.00%	0.00%
Ipiranga Trading Europe S.A. [member]
Disclosure of subsidiaries [line items]
Subsidiary	[10]	Ipiranga Trading Europe S.A.
Location	[10]	Switzerland
Segment	[10]	Ipiranga
Direct control	[10]	0.00%	0.00%	0.00%
Indirect control	[10]	100.00%	0.00%	0.00%
Eaí Clube Automobilista S.A. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	[11]	Eaí Clube Automobilista S.A.
Location	[11]	Brazil
Segment	[11]	Ipiranga
Direct control	[11]	0.00%	100.00%	100.00%
Indirect control	[11]	100.00%	0.00%	0.00%
Abastece Aí Participações S.A.
Disclosure of subsidiaries [line items]
Subsidiary	[12]	Abastece Aí Participações S.A.
Location	[12]	Brazil
Segment	[12]	Ipiranga
Direct control	[12]	0.00%	0.00%	0.00%
Indirect control	[12]	100.00%	100.00%	0.00%
Abastece Aí Clube Automobilista Instituição de Pagamento Ltda
Disclosure of subsidiaries [line items]
Subsidiary	[13]	Abastece Aí Clube Automobilista Instituição de Pagamento Ltda.
Location	[13]	Brazil
Segment	[13]	Ipiranga
Direct control	[13]	0.00%	0.00%	0.00%
Indirect control	[13]	100.00%	100.00%	0.00%
Companhia Ultragaz S A [member]
Disclosure of subsidiaries [line items]
Subsidiary	[14]	Companhia Ultragaz S.A.
Location	[14]	Brazil
Segment	[14]	Ultragaz
Direct control	[14]	99.00%	0.00%	0.00%
Indirect control	[14]	0.00%	99.00%	99.00%
Ultragaz Participacoes Ltda. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	[14]	Ultragaz Participações Ltda.
Location	[14]	Brazil
Segment	[14]	Ultragaz
Direct control	[14]	0.00%	100.00%	100.00%
Indirect control	[14]	0.00%	0.00%	0.00%
Ultragaz Energia Ltda. and subsidiaries [Member]
Disclosure of subsidiaries [line items]
Subsidiary		Ultragaz Energia Ltda. and subsidiaries
Location		Brazil
Segment		Ultragaz
Direct control		0.00%	0.00%	0.00%
Indirect control		100.00%	100.00%	100.00%
Nova Paraná Distribuidora de Gás Ltda. [member]
Disclosure of subsidiaries [line items]
Subsidiary		Nova Paraná Distribuidora de Gás Ltda.
Location		Brazil
Segment		Ultragaz
Direct control		0.00%	0.00%	0.00%
Indirect control		100.00%	100.00%	100.00%
Utingas Armazenadora S.A. [member]
Disclosure of subsidiaries [line items]
Subsidiary		Utingás Armazenadora S.A.
Location		Brazil
Segment		Ultragaz
Direct control		0.00%	0.00%	0.00%
Indirect control		57.00%	57.00%	57.00%
Bahiana Distribuidora De Gas Ltda [member]
Disclosure of subsidiaries [line items]
Subsidiary		Bahiana Distribuidora de Gás Ltda.
Location		Brazil
Segment		Ultragaz
Direct control		0.00%	0.00%	0.00%
Indirect control		100.00%	100.00%	100.00%
LPG International Inc. [member]
Disclosure of subsidiaries [line items]
Subsidiary	[15]	LPG International Inc.
Location	[15]	Cayman Islands
Segment	[15]	Ultragaz
Direct control	[15]	0.00%	0.00%	0.00%
Indirect control	[15]	0.00%	0.00%	100.00%
NEOgás do Brasil Gás Natural Comprimido S.A. ("NEOgás") [member]
Disclosure of subsidiaries [line items]
Subsidiary	[16]	NEOgás do Brasil Gás Natural Comprimido S.A.
Location	[16]	Brazil
Segment	[16]	Ultragaz
Direct control	[16]	0.00%	0.00%	0.00%
Indirect control	[16]	100.00%	100.00%	0.00%
WTZ Participações S.A. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	[17]	Wtz Participações S.A.
Location	[17]	Brazil
Segment	[17]	Ultragaz
Direct control	[17]	0.00%	0.00%	0.00%
Indirect control	[17]	52.00%	0.00%	0.00%
UVC Investimentos Ltda. [Member]
Disclosure of subsidiaries [line items]
Subsidiary		UVC Investimentos Ltda.
Location		Brazil
Segment		Others
Direct control		100.00%	100.00%	100.00%
Indirect control		0.00%	0.00%	0.00%
Ultrapar Logística Ltda.
Disclosure of subsidiaries [line items]
Subsidiary	[18]	Ultrapar Logística Ltda.
Location	[18]	Brazil
Segment	[18]	Ultracargo
Direct control	[18]	100.00%	100.00%	100.00%
Indirect control	[18]	0.00%	0.00%	0.00%
Ultracargo Logística S.A.
Disclosure of subsidiaries [line items]
Subsidiary		Ultracargo Logística S.A.
Location		Brazil
Segment		Ultracargo
Direct control		0.00%	0.00%	0.00%
Indirect control		99.00%	99.00%	99.00%
Ultracargo Solucoes Logísticas S.A
Disclosure of subsidiaries [line items]
Subsidiary		Ultracargo Soluções Logísticas S.A.
Location		Brazil
Segment		Ultracargo
Direct control		0.00%	0.00%	0.00%
Indirect control		100.00%	100.00%	100.00%
TEAS Terminal Exportador de Alcool de Santos Ltda. [member]
Disclosure of subsidiaries [line items]
Subsidiary	[19]	TEAS – Terminal Exportador de Álcool de Santos Ltda.
Location	[19]	Brazil
Segment	[19]	Ultracargo
Direct control	[19]	0.00%	0.00%	0.00%
Indirect control	[19]	0.00%	0.00%	100.00%
Ultrapar International S.A. [member]
Disclosure of subsidiaries [line items]
Subsidiary		Ultrapar International S.A.
Location		Luxembourg
Segment		Others
Direct control		100.00%	100.00%	100.00%
Indirect control		0.00%	0.00%	0.00%
Imaven Imoveis Ltda [member]
Disclosure of subsidiaries [line items]
Subsidiary	[20]	Imaven Imóveis Ltda.
Location	[20]	Brazil
Segment	[20]	Others
Direct control	[20]	100.00%	100.00%	0.00%
Indirect control	[20]	0.00%	0.00%	100.00%
UVC - Fundo de investimento em participações multiestratégia investimento no exterior [Member]
Disclosure of subsidiaries [line items]
Subsidiary	[21]	UVC - Fundo de investimento em participações multiestratégia investimento no exterior
Location	[21]	Brazil
Segment	[21]	Others
Direct control	[21]	0.00%	100.00%	100.00%
Indirect control	[21]	0.00%	0.00%	0.00%
SERMA - Ass. dos usuários equip. proc. de dados [member]
Disclosure of subsidiaries [line items]
Subsidiary	[22]	SERMA - Ass. dos usuários equip. proc. de dados
Location	[22]	Brazil
Segment	[22]	Others
Direct control	[22]	0.00%	0.00%	0.00%
Indirect control	[22]	0.00%	0.00%	100.00%

[1]	Company established on February 28, 2023, with the purpose of holding interests in other companies. On October 2, 2023, the name of subsidiary Ultrapar Empreendimentos Ltda. was changed to Ultrapar Mobilidade Ltda.
[2]	On October 2, 2023, Centro de Conveniências Millennium Ltda. and subsidiaries became directly controlled by Ultrapar Mobilidade Ltda.
[3]	Company established on May 16, 2024 with the purpose of holding interests in other companies.
[4]	On May 21, 2023, the Company, through its subsidiary Ultrapar Empreendimentos Ltda., signed an agreement for the acquisition of a 60% interest in Serra Diesel Transportador Revendedor Retalhista Ltda. The closing of the transaction occurred on September 1, 2023.
[5]	On January 2, 2024, direct subsidiary Ipiranga Produtos de Petróleo S.A. (“Ipiranga”) became controlled by Ultrapar Mobilidade Ltda.
[6]	Company (“Krispy Kreme”) established on March 8, 2024, engaged in the wholesale and retail trade, manufacture, storage, export and import of natural and industrialized food products.
[7]	On August 1, 2024, the merger of the company into Ipiranga was approved.
[8]	On November 1, 2024, the merger of the company into Ipiranga was approved.
[9]	Company established on October 2, 2023, engaged in the production, sale, import and export of biofuels, fertilizers and other agricultural inputs.
[10]	Companies established as Ipiranga’s subsidiaries in foreign countries (Ipiranga Trading North America LLC. established on February 28, 2024, Ipiranga Trading Europe S.A. established on January 12, 2024), engaged in the commercial representation, trade, export and import of fuels.
[11]	On January 2, 2024, direct subsidiary Eaí Clube Automobilista S.A. started to be controlled by Ipiranga.
[12]	Company established on June 1, 2023 with the purpose of holding interests in other companies.
[13]	On April 13, 2023, the company was acquired by Eaí Clube Automobilista S.A. The acquisition was made at book value.
[14]	On August 1, 2024, the merger of the company into Companhia Ultragaz S.A. was approved, which became direct subsidiary of Ultrapar.
[15]	On June 30, 2023, the Company was dissolved.
[16]	On November 21, 2022, Ultrapar through its subsidiary Companhia Ultragaz S.A., signed an agreement for the acquisition of all shares of NEOgás do Brasil Gás Natural Comprimido S.A. The closing of the acquisition occurred on February 1, 2023.
[17]	On September 1, 2024, the Company, through its subsidiary Companhia Ultragaz S.A., acquired a 52% interest in Wtz Participações S.A.
[18]	On February 19, 2024, the name of subsidiary Ultracargo Operações Logísticas e Participações Ltda. was changed to Ultrapar Logística Ltda.
[19]	On April 27, 2023, the Company was merged into Ultracargo Logística S.A.
[20]	On April 28, 2023, Imaven Imóveis Ltda. (“Imaven”), performed a partial spin-off of its assets, and the spin-off part was merged into the equity of the subsidiary Ipiranga Produtos de Petróleo S.A. On May 1, Imaven became directly controlled by Ultrapar. The entire transaction was carried out under common control.
[21]	On December 10, 2024, the Company transferred your total shares to UVC Investimentos Ltda.
[22]	On December 28, 2023, the Company was dissolved.